Commitments, Contingencies and Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Oct. 07, 2011
Commitments And Contingencies Disclosure [Abstract]
Settlement fund accrual	$ 24.15
Settlement fund		$ 24.15